Summary of Significant Accounting Policies (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012 USD ($)	Sep. 04, 2012 Partner
Successor [Member] | Selling, General and Administrative Expenses [Member]
Accounting Policies [Line Items]
Loss from deconsolidation of DPC Saudi | $		$ 1.0
Successor [Member] | Dupont Performance Coatings Business [Member]
Accounting Policies [Line Items]
PP&E, weighted average useful life	11 years
Successor [Member] | DuPont Powder Coatings Saudi Company Ltd. [Member]
Accounting Policies [Line Items]
Number of partners in joint venture			3
Minimum [Member] | Successor [Member]
Accounting Policies [Line Items]
Useful life of finite lived intangible assets	4 years
Minimum [Member] | Predecessor [Member] | Building and Equipment [Member]
Accounting Policies [Line Items]
Useful life of PP&E	15 years
Maximum [Member] | Successor [Member]
Accounting Policies [Line Items]
Useful life of finite lived intangible assets	20 years
Maximum [Member] | Predecessor [Member] | Building and Equipment [Member]
Accounting Policies [Line Items]
Useful life of PP&E	25 years